Registration Nos. 333-66807
                                                                       811-09093

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 20, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                /X/
Pre-Effective Amendment No.                                           / /
Post-Effective Amendment No. 9                                        /X/
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                        /X/
Amendment No. 12                                                      /X/
(Check appropriate box or boxes)

                                  E*TRADE FUNDS

              (Exact name of Registrant as specified in charter)

                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                   (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (650) 331-5000

                                 Kathy Levinson
                            E*TRADE Securities, Inc.
                               4500 Bohannon Drive
                              Menlo Park, CA 94025
                     (Name and address of agent for service)

                 Please send copies of all communications to:

David A. Vaughan, Esq.                  Kathy Levinson
Dechert Price & Rhoads                  E*TRADE Securities, Inc.
1775 Eye Street, NW                     4500 Bohannon Drive
Washington, DC  20006                   Menlo Park, CA 94025

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box):

X      Immediately upon filing pursuant to paragraph (b)
-------
       on October __, 1999 pursuant to paragraph (b)
-------
       60 days after filing pursuant to paragraph (a)(1)
-------
       75 days after filing pursuant to paragraph (a)(2) of Rule 485
-------

If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------

                                 E*TRADE FUNDS

                          E*TRADE E-COMMERCE INDEX FUND


                        Prospectus dated October 20, 1999


This Prospectus concisely sets forth information about the E*TRADE E-Commerce Index Fund (the "Fund") that an investor needs to know before investing. Please read this Prospectus carefully before investing, and keep it for future reference. The Fund is a series of the E*TRADE Funds.


Objectives, Goals and Principal Strategies.
The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the Goldman Sachs E-Commerce (GSEC(TM)) Index. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the GSEC Index.

Eligible Investors.
This Fund is designed and built specifically for on-line investors. In order to be a shareholder of the Fund, you need to have an account with E*TRADE Securities, Inc. ("E*TRADE Securities"). In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent or close your E*TRADE Securities account, the Fund will redeem all of your shares in your Fund account. The Fund is designed for long-term investors and the value of the Fund's shares will fluctuate over time. The Fund is a true no-load fund, which means you pay no sales charges or 12b-1 fees.


About E*TRADE.
E*TRADE Group, Inc. ("E*TRADE") is the direct parent of E*TRADE Asset Management, Inc., the Fund's investment advisor. E*TRADE, through its group companies, is a leader in providing secure online investing services. E*TRADE's focus on technology has enabled it to eliminate traditional barriers, creating one of the most powerful and economical investing systems for the self-directed investor. To give you ultimate convenience and control, E*TRADE offers electronic access to your account virtually anywhere, at any time.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                        Prospectus dated October 20, 1999

                                TABLE OF CONTENTS





RISK/RETURN SUMMARY....................................................3
FEES AND EXPENSES......................................................6
INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS.....................7
YEAR 2000..............................................................8
FUND MANAGEMENT........................................................8
PRICING OF FUND SHARES.................................................9
HOW TO BUY, SELL AND EXCHANGE SHARES..................................10
DIVIDENDS AND OTHER DISTRIBUTIONS.....................................14
TAX CONSEQUENCES......................................................15

RISK/RETURN SUMMARY

This is a summary. You should read this section along with the rest of this Prospectus.

Investment Objectives/Goals


The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the GSEC Index.*


Principal Strategies


The Fund seeks to achieve its investment objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the GSEC Index.

The GSEC Index was developed by Goldman Sachs & Co. and is an equity benchmark of selected U.S. traded stocks designed to track the performance of the e-commerce sector (primarily on-line merchants and the companies that provide the infrastructure needed to do business on-line). The GSEC Index began operations on August 5, 1999 and is comprised of stocks of companies that are traded on either the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or NASDAQ and meet one of the following objective criteria:

      o    80-100% of revenue is generated online;

      o a substantial percentage of revenue or transactions is related to the Internet (defined as either:

           (i)      50% of revenue is from the Internet; or

           (ii) the dollar amount of revenue is greater than the median revenue of the companies in the Index that are 100% e-commerce with market capitalization greater than $500 million at the inception of the Index (this cut-off value will be revised periodically to reflect market values));

      o    are virtual companies (meaning no bricks and mortar store); or


*"GSEC(TM)" is a registered trademark of Goldman Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman Sachs & Co. and Goldman Sachs & Co. makes no representation regarding the advisability of investing in the Fund.

      o are key e-commerce infrastructure providers (companies that supply hardware, software and services to online merchants).


The GSEC Index also uses criteria designed to ensure that a trading market exists for shares of a company included in the GSEC Index, such as minimum public trading. The GSEC Index consists primarily of stocks of companies in the e-commerce sector with capitalizations of at least $1 billion when initially added to the GSEC Index. The GSEC Index may also include stocks of smaller capitalized companies that no longer meet the $1 billion capitalization criterion but continue to have capitalization of at least 50% of the cutoff value for the GSEC Index.

The GSEC Index may also include common shares of foreign issuers listed on the NYSE, AMEX or NASDAQ. There is no limit as to how many companies are included in the GSEC Index and the GSEC Index will be rebalanced on a semi-annual basis. Performance of the index is compiled by using a modified-cap weighted calculation to limit the extent that large-cap stocks can dominate the index. The weight of a single stock in the GSEC Index is capped at 8.5%.

To the extent that 25% or more of the stocks that comprise the GSEC Index are issued by companies in the e-commerce sector, the Fund will be concentrated in the stocks of companies in the e-commerce sector. All of the companies in the GSEC Index are in the e-commerce sector. The composition of the GSEC Index may also result in the Fund being concentrated in one or more industries or group of industries. It is important that an investor realize that the Fund's decision to concentrate or not to concentrate at any given time is not discretionary and will, in all cases, be a direct result of the stocks of the issuers that comprise the GSEC Index.

Generally,  the Fund  attempts to be fully  invested at all times in  securities comprising the GSEC Index. The Fund may also invest up to 10% of its total assets in futures and options on stock index futures covered by liquid assets and in high-quality money market instruments to provide liquidity for redemptions.


Principal Risks


E-commerce stocks may rise and fall daily. The stocks in the GSEC Index represent a significant portion of the U.S. market of the e-commerce sector of the U.S. market. Thus, the GSEC Index may also rise and fall daily and perform differently than the broader market. As with any stock investment, the value of your investment in the Fund will fluctuate, meaning you could lose money.

There is no assurance that the Fund will achieve its investment objective. The GSEC Index may not appreciate, and could depreciate, during the time you are invested in the Fund, even if you are a long-term investor.

The Fund is non-diversified which means that the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the stocks of a single issuer or a limited number of issuers, the stocks of the Fund may be more sensitive to changes in market value of a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the Fund's investment results because it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

To the extent the stocks of companies that comprise the GSEC Index are concentrated in the e-commerce sector and one or more industries or groups of industries, the Fund's investments will also be concentrated. Greater risk and increased volatility is associated with investments in a single sector of the stock market (as opposed to investments in a broader range of industry sectors). The value of the Fund's shares in the e-commerce sector may be especially sensitive to factors and risks that specifically affect the e-commerce sector, and as a result, the Fund's share price may fluctuate more widely than the value of the shares of a mutual fund that invests in a broader range of industry sectors. The e-commerce sector has a large proportion of technology and telecommunications stocks and may be more volatile than other industries or groups of industries of the market.

The e-commerce sector also could be subject to greater government regulation than other industry sectors and therefore, changes in regulatory policies for the e-commerce sector may have a material effect on the value of stocks issued by companies in the e-commerce sector. Additionally, the e-commerce sector can be particularly affected by such specific risks as: aggressive product prices due to competitive pressure from numerous market entrants, short product cycles, rapid rate of change, and product obsolescence at a more frequent rate than other types of companies caused by rapid technological advances; and risks that new products will fail to meet expectations or even reach the marketplace, among others. In addition, such companies tend to be capital intensive and as a result, may not be able to recover all capital investment costs.

In seeking to match the performance of the GSEC Index, the Fund will also be limited as to its investments in other sectors of the U.S. stock market. As a result, whenever the e-commerce sector of the U.S. stock market performs worse than other sectors, the Fund may underperform funds that have exposure to those sectors of the market. Likewise, whenever e-commerce stocks fall behind other types of investments--bonds, for instance--the Fund's performance also will lag behind those investments.

Many stocks of companies of the e-commerce sector have risen in value based on anticipation of future earnings and company viability and are currently operating at a loss. If these future projections prove to be overly optimistic, shares of the corresponding companies may experience significant declines in market value.

The Fund cannot as a practical matter own all the stocks that make up the GSEC Index in perfect correlation to the GSEC Index itself. The use of futures and options on futures is intended to help the Fund better match the GSEC Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the GSEC Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the stocks making up the GSEC Index, which may also include stocks of smaller-capitalization companies and foreign issuers.

Investments in smaller-capitalization companies are more risky than investments in stocks of larger companies (those with a market value of greater than U.S. $1 billion) for the following reasons, among others: less public information is generally available for smaller-capitalization companies; limited product lines; less liquidity; less frequent trading; and limited financial resources. Investments in stocks of foreign issuers also pose additional risks for the following reasons, among others: there may be less public information available than is available about U.S. companies; fluctuations in foreign exchange values and currency risk could adversely affect the value of foreign investments; and different legal and regulatory systems in foreign countries concerning financial disclosure, accounting, and auditing standards.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shares of the Fund involve investment risks, including the possible loss of principal.


Performance

This Fund is expected to commence operations on October 22, 1999. Therefore, the performance information (including annual total returns and average annual total returns) for a full calendar is not yet available.



FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is new, and therefore, has no historical expense data. Thus, the numbers below are estimates.


Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases     None
Maximum Deferred Sales Charge (Load)                 None
Maximum Sales Charge (Load) Imposed in Reinvested
Dividends and other Distributions                    None
Redemption Fee (within six months of purchase)       1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                      0.25%
Distribution (12b-1) Fees                            None
Other Expenses (Administration)                      0.70%*
Total Annual Fund Operating Expenses                 0.95%


* The administrative fee is payable by the Fund to E*TRADE Asset Management, Inc. The administrative fee is based on estimated amounts for the current fiscal year.

You should also know that the Fund does not charge investors any account maintenance fees, account set-up fees, low balance fees, transaction fees or customer service fees. E*TRADE Securities, Inc. charges $20 for wire transfers out of your E*TRADE Securities account. Also, transactions in Fund shares effected by speaking with an E*TRADE Securities, Inc. representative are subject to a $15 fee. Transactions in Fund shares effected online are not subject to the $15 fee. You will be responsible for opening and maintaining an e-mail account and internet access at your own expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


 1 year           3 years
 $99              $202



INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS


Under normal market conditions, the Fund invests at least 90% of its total assets in the stocks of companies that comprise the GSEC Index. That portion of its assets is not actively managed but simply tries to match, before fees and expenses, the total return of the GSEC Index. The Fund attempts to achieve, in both rising and falling markets, a correlation of approximately 95% between the capitalization-weighted total return of its assets before fees and expenses and the GSEC Index. 100% correlation would mean the total return of the Fund's assets would increase and decrease exactly the same as the GSEC Index. The Fund also may invest up to 10% of its total assets in futures and options on stock index futures and in high-quality money market instruments to provide liquidity for purposes such as to pay redemptions and fees.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund is managed by utilizing an "indexing" investment approach to determine which securities are to be purchased or sold to replicate, to the extent feasible and before fees and expenses, the investment characteristics of the GSEC Index.

Like all stock funds, the Fund's Net Asset Value ("NAV") will fluctuate with the value of its assets. The assets held by the Fund will fluctuate based on market and economic conditions, or other factors that affect particular companies or industry sectors, such as the e-commerce sector.

The Fund's ability to match its investment performance to the investment performance of the GSEC Index may be affected by, among other things: the Fund's expenses; the amount of cash and cash equivalents held by the Fund's investment portfolio; the manner in which the total return of the GSEC Index is calculated; the timing, frequency and size of shareholder purchases and redemptions of the Fund, and the weighting of a particular stock in the GSEC Index. The Fund uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the stocks comprising the GSEC Index.

As do many index funds, the Fund also may invest in futures and options transactions and other derivative securities transactions to help minimize the gap in performance that naturally exists between any index fund and its index. This gap will occur mainly because, unlike the Index, the Fund incurs expenses and must keep a portion of its assets in cash for paying expenses and processing shareholders orders. By using futures, the Fund potentially can offset a portion of the gap attributable to its cash holdings. However, because some of the effect of expenses remains, the Fund's performance normally will be below that of the GSEC Index. The Fund uses futures contracts to gain exposure to the GSEC Index for its cash balances, which could cause the Fund to track the GSEC Index less closely if the futures contracts do not perform as expected.



YEAR 2000


Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's service providers or persons with whom they deal do not properly process and calculate date-related information and data on and after January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." Virtually all operations of the Fund are computer reliant. The Fund's investment advisor or subadvisor, administrator, custodian and transfer agent have informed the Fund that they are actively taking steps to address the Year 2000 Problem with regard to their respective computer systems. The Fund is also taking measures to obtain assurances that comparable steps are being taken by the Fund's other significant service providers. While there can be no assurance that the Fund's service providers will be Year 2000 compliant, the Fund's service providers expect that their plans to be compliant will be achieved. The Fund's principal service providers have also advised the Fund that they are working on any necessary changes to their systems and that they expect their systems to be Year 2000 compliant in time. There can, of course, be no assurance of success by the Fund's service providers. In addition, because the Year 2000 Problem affects virtually all organizations, the issuers in whose securities the Fund invests also could be adversely impacted by the Year 2000 Problem. The extent of such impact cannot be predicted. The Year 2000 Problem may have a disproportionate impact on the e-commerce sector with its emphasis and reliance on computing.



FUND MANAGEMENT

Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("Investment Advisor"), a registered investment advisor, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. The Investment Advisor commenced operating in February 1999 and therefore has limited experience as an investment advisor.


Subject to general supervision of the E*TRADE Funds' Board of Trustees (the "Board") and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment guidance, policy direction and monitoring of the Fund pursuant to the Investment Advisory Agreement. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets.

The Investment Advisor and the Trust are seeking an exemptive order from the SEC that will permit the Investment Advisor, subject to approval by the Board, to retain sub-advisors that are unaffiliated with the Investment Advisor without approval by the Fund's shareholders. The Investment Advisor, subject to Board oversight, will continue to have the ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee sub-advisors and recommend their hiring, termination, and replacement. If granted, such relief would require shareholder notification in the event of any change in sub-advisers. There is no assurance the exemptive order will be granted.

The Investment Advisor has entered into a subadvisory agreement ("Subadvisory Agreement") with Barclays Global Fund Advisors ("BGFA") to delegate the day-to-day discretionary management of the Fund's assets. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided asset management, administration and advisory services for over 25 years. As of December 31, 1998, BGFA and its affiliates provided investment advisory services for over $615 billion of assets. The Investment Advisor pays BGFA a fee out of its investment advisory fee at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of daily net assets on amounts between $200 and $500 million; and 0.12% of daily net assets on amounts above $500 million. BGFA is not compensated directly by the Fund. The Subadvisory Agreement may be terminated by the Board.



PRICING OF FUND SHARES


The Fund is a true no-load fund, which means you may buy or sell shares directly at the NAV next determined after E*TRADE Securities receives your request in proper form. If E*TRADE Securities receives such request prior to the close of the New York Stock Exchange, Inc. ("NYSE") on a day on which the NYSE is open, your share price will be the NAV determined that day. The Fund's investments are valued each day the NYSE is open for business as of the close of trading on the floor of the NYSE (generally 4:00 p.m., Eastern time). The Fund reserves the right to change the time at which purchases and redemptions are priced if the NYSE closes at a time other than 4:00 p.m. Eastern time or if an emergency exists. Foreign issuers with common shares included in the GSEC Index may also have securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when you will not be able to purchase, redeem or exchange the Fund's shares.


Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's assets are valued generally by using available market quotations or at fair value as determined in good faith by the Board. Expenses are accrued daily and applied when determining the NAV.



HOW TO BUY, SELL AND EXCHANGE SHARES

This Fund is designed and built specifically for on-line investors. In order to become a shareholder of the Fund, you will need to open an E*TRADE Securities account. In addition, the Fund requires you to consent to receive all information about the Fund electronically. If you wish to rescind this consent, the Fund will redeem your position in the Fund, unless a new class of shares of the Fund has been formed for those shareholders who rescinded consent, reflecting the higher costs of paper-based information delivery. Shareholders required to redeem their shares because they revoked their consent to receive Fund information electronically may experience adverse tax consequences.


E*TRADE Securities reserves the right to deliver paper-based documents in certain circumstances, at no cost to the investor. Shareholder information includes prospectuses, financial reports, confirmations and statements. If for any reason you decide you no longer wish to receive shareholder information electronically, you rescind the right to own shares and you must sell your position.

In order to buy shares, you will need to: 1) open an E*TRADE Securities account;
2) deposit money in the account; and 3) execute an order to buy shares.

STEP 1: How to Open an E*TRADE Securities Account

To open an E*TRADE Securities account, you must complete the application available through our Website (www.etrade.com). You will be subject to E*TRADE Securities' general account requirements as described in E*TRADE Securities' customer agreement.


On-line. You can access E*TRADE Securities' online application through multiple electronic gateways, including the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. For more information on how to access E*TRADE Securities electronically, please refer to our online assistant E*STATION at www.etrade.com, available 24 hours a day.

By Mail. You can request an application by visiting the "Open an Account" area of our Website, or by calling 1-800-786-2575. Complete and sign the application. Make your check or money order payable to E*TRADE Securities, Inc. Mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: 66 Brooks Drive, Braintree, MA 02184-8160.

Telephone. Request a new account kit by calling 1-800-786-2575. E*TRADE's customer service is available 24 hours, seven days a week.


STEP 2: Funding Your Account.


By check or money order. Make your check or money order payable to E*TRADE Securities, Inc. and mail it to E*TRADE Securities, Inc., P.O. Box 8160, Boston, MA 02266-8160, or if by overnight mail: 66 Brooks Drive, Braintree, MA 02184-8160.


Wire.  Send wired funds to:


In Person. Investors may visit E*TRADE Securities' self-service center in Menlo Park, California at the address on the back cover page of this prospectus between 8:00 a.m. and 5:00 p.m. (pacific time). Customer service will only accept checks or money orders made payable to E*TRADE Securities, Inc.


The Bank of New York
48 Wall Street
New York, NY  10286

ABA  #021000018
FBO:  E*TRADE Securities, Inc.
A/C #8900346256 for further credit to (your name and account number).

After your account is opened, E*TRADE Securities will contact you with an account number so that you can immediately wire funds.

STEP 3: Execute an Order to Buy/Sell/Exchange Shares

Minimum Investment Requirements:

For your initial investment in the Fund                           $ 1,000

To buy additional shares of the Fund                              $   250

Continuing minimum investment*                                    $ 1,000

To invest in the Fund for your IRA, Roth IRA,
or one-person SEP account                                         $   250

To invest in the Fund for your Education IRA account              $   250

To invest in the Fund for your UGMA/UTMA account                  $   250

To invest in the Fund for your SIMPLE, SEP-IRA,
Profit Sharing or Money Purchase Pension Plan,
or 401(a) account                                                 $   250


* Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet a Fund's minimum balance requirements. Before taking such action, the Fund will provide you with written notice and at least 30 days to buy more shares to bring your investment up to $1,000.

After your account is established you may use any of the methods described below to buy, sell or exchange shares. You can only sell funds that are held in your E*TRADE Securities account; that means you cannot "short" shares of the Fund.

Whether you are investing in the Fund for the first time, adding to an existing investment or exchanging shares, the Fund provides you with several methods to buy its shares. Because the Fund's NAV changes daily, your purchase price will be the next NAV determined after the Fund receives and accepts your purchase order.

You can access the money you have invested in the Fund at any time by selling some or all of your shares back to the Fund. Please note that the Fund may assess a 1.00% fee on redemptions of Fund shares held for less than six months. As soon as E*TRADE Securities receives the shares or the proceeds from the Fund, the transaction will appear in your account. This usually occurs the business day following the transaction, but in any event, no later than three days thereafter.

On-line.   You  can  access   E*TRADE   Securities'   secure  trading  pages  at
www.etrade.com via the internet, WebTV, Prodigy, AT&T Worldnet, Microsoft Investor, by GO ETRADE on CompuServe, with the keyword ETRADE on America Online and via personal digital assistant. By clicking on one of several mutual fund order buttons, you can quickly and easily place a buy, sell or exchange order for shares in the Fund. You will be prompted to enter your trading password whenever you perform a transaction so that we can be sure each buy or sell is secure. It is for your own protection to make sure you or your co-account holder(s) are the only people who can place orders in your E*TRADE account. When you buy shares, you will be asked to: 1) affirm your consent to receive all Fund documentation electronically, 2) provide an e-mail address and 3) affirm that you have read the prospectus. The prospectus will be readily available for viewing and printing on our Website.


Telephone. All initial purchases of Fund shares must be transacted online at the E*TRADE Website (www.etrade.com). You may place subsequent purchase and redemption orders with a telephone representative at 1-800-STOCKS1 (1-800-786-2571) for an additional $15 fee.

Our built-in verification system lets you double-check orders before they are sent to the markets, and you can change or cancel any unfilled order subject to prior execution.


If  you  are   already  a   shareholder,   you  may  also   call   1-800-STOCKS5
(1-800-786-2575) to sell or exchange shares by phone through an E*TRADE Securities broker for an additional $15 fee.

The Fund reserves the right to refuse a telephone redemption or an exchange request if it believes it advisable to do so.


Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Fund and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may incur liability if it does not follow these procedures.

Due to increased telephone volume during periods of dramatic economic or market changes, you may experience difficulty in implementing a broker-assisted telephone redemption. In these situations, investors may want to consider trading online by accessing our Website or use TELE*MASTER, E*TRADE Securities' automated telephone system, to effect such a transaction by calling 1-800-STOCKS1 (1-800-786-2571). All initial share purchases must be transacted on line, at www.etrade.com.

Signature Guarantee. For your protection, certain requests may require a signature guarantee.

A signature guarantee is designed to protect you and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

      1. If you transfer the ownership of your account to another individual or organization.

      2.    When you submit a written redemption for more than $25,000.

      3. When you request that redemption proceeds be sent to a different name or address than is registered on your account.

      4. If you add or change your name or add or remove an owner on your account.

      5. If you add or change the beneficiary on your transfer-on-death account.

For  other   registrations,   access  E*STATION  through  our  Website  or  call
1-800-786-2575 for instructions.

You will have to wait to redeem your shares until the funds you use to buy them have cleared (e.g., your check has cleared).

The right of redemption may be suspended during any period in which (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.


Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases, redemptions or exchanges can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund may assess a 1.00% fee on redemptions of fund shares held for less than six months.

Any redemption fees imposed will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the six-month holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than six months, the fee may be assessed. The fee may apply to shares held through omnibus accounts or certain retirement plans.

Redemption In-Kind. The Fund reserves the right to honor any request for redemption or repurchases by making payment in whole or in part in readily marketable securities ("redemption in-kind"). These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's NAV. You may incur transaction expenses in converting these securities to cash.

Exchange. You may exchange your shares of the Fund for shares of another E*TRADE fund. An exchange is two transactions: a sale (or redemption) of shares of one fund and the purchase of shares of a different fund with the redemption proceeds. After we receive your exchange request, the Fund's transfer agent will simultaneously process exchange redemptions and exchange purchases at the share prices next determined, as further explained under "Pricing of Fund Shares."

You must meet the minimum investment requirements for the E*TRADE fund into which you are exchanging or purchasing shares. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.


Closing your account. If you close your E*TRADE Securities account, you will be required to redeem your shares in your Fund account.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund intends to pay dividends from net investment income quarterly and distribute capital gains, if any, annually. The Fund may make additional distributions if necessary.

Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Shares are purchased at the net asset value determined on the payment date.


TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the Fund's Statement of Additional Information for more information. You should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

The Fund will distribute substantially all of its income and gains to its shareholders every year. If the Fund declares a dividend in October, November or December but pays it in January, you may be taxed on the dividend as if you received it in the previous year.


You will generally be taxed on dividends you receive from the Fund, regardless of whether they are paid to you in cash or are reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than 12 months), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares.


If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investment through a tax-deferred account.


There may be tax consequences to you if you dispose of your Fund shares, for example, through redemption, exchange or sale. You will generally have a capital gain or loss from a disposition. The amount of the gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you hold them. For example, if you sold at a gain Fund shares that you had held for more than one year as a capital asset, then your gain would be taxed at the long-term capital gains tax rate.


The Fund will send you a tax report each year that will tell you which dividends must be treated as ordinary income and which (if any) are long-term capital gain.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.
federal income tax liability.

[Outside back cover page.]


The Statement of Additional Information for the Fund, dated October 20, 1999 ("SAI"), contains further information about the Fund. The SAI is incorporated into this Prospectus by reference (that means it is legally considered part of this Prospectus). Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its fiscal year.


Additional information including the SAI and the most recent annual and semi-annual reports (when available) may be obtained without charge, at our Website (www.etrade.com). Shareholders will be alerted by e-mail when a prospectus amendment, annual or semi-annual report is available. Shareholders may also call the toll-free number listed below for additional information or with any inquiries.

Further information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 for information about the operations of the public reference room. Reports and other information about the Fund are also available on the SEC's Website (http://www.sec.gov) or copies can be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


E*TRADE Securities, Inc.
4500 Bohannon Drive
Menlo Park, CA 94025
Telephone:  (650) 331-5000
Toll-Free: (800) 786-2575
http://www.etrade.com




Investment Company Act No.: 811-09093

                      STATEMENT OF ADDITIONAL INFORMATION

                                  E*TRADE Funds

                          E*TRADE E-COMMERCE INDEX FUND


                                October 20, 1999

This Statement of Additional Information ("SAI") is not a prospectus. This SAI should be read together with the Prospectus for the E*TRADE E-Commerce Index Fund (the "Fund"), a separate series of the E*TRADE Funds, dated October 20, 1999 (as amended from time to time).

To obtain a copy of the Fund's Prospectus and the Fund's most recent shareholders report (when issued) free of charge, please access our Website online (www.etrade.com) or call our toll-free number at (800) 786-2575. Only customers of E*TRADE Securities, Inc. who consent to receive all information about the Fund electronically may invest in the Fund.

                                TABLE OF CONTENTS
                                                                            Page
FUND HISTORY.................................................................3
THE FUND.....................................................................3
INVESTMENT STRATEGIES AND RISKS..............................................3
FUND POLICIES...............................................................11
TRUSTEES AND OFFICERS.......................................................13
INVESTMENT MANAGEMENT.......................................................16
SERVICE PROVIDERS...........................................................17
PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION..............................19
ORGANIZATION, DIVIDEND AND VOTING RIGHTS....................................20
SHAREHOLDER INFORMATION.....................................................22
TAXATION....................................................................22
UNDERWRITER.................................................................25
PERFORMANCE INFORMATION.....................................................25
GOLDMAN SACHS & CO..........................................................29
APPENDIX....................................................................31

FUND HISTORY

The E*TRADE E-Commerce Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"). The Trust is organized as a Delaware business trust and was formed on November 4, 1998.


THE FUND


The Fund is classified as an open-end, management investment company. The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the Goldman Sachs E-Commerce (GSEC(TM)) Index.* This investment objective is fundamental and therefore, cannot be changed without approval of a majority (as defined in the Investment Company Act of 1940, as amended, and the Rules thereunder ("1940 Act")) of the Fund's outstanding voting interests.

The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the GSEC Index.


INVESTMENT STRATEGIES AND RISKS

The following supplements the discussion in the Prospectus of the Fund's investment strategies, policies and risks. These investment strategies and policies may be changed without shareholder approval unless otherwise noted.

Bank Obligations. The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.


Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or

*"GSEC(TM)" is a registered trademark of Goldman Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman Sachs & Co. and Goldman Sachs & Co. makes no representation regarding the advisability of investing in the Fund.

the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.


Commercial Paper and Short-Term Corporate Debt Instruments. The Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Fund monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The investment adviser to the Fund will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

Floating- and variable- rate obligations. The Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.


Foreign Securities. Under its compilation guidelines, the GSEC Index can also include foreign companies with common shares listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ market system. Investments in stocks of foreign issuers may subject the Fund to additional investment risks that are different in some respects from those incurred by a fund that invests only in stocks of domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the stocks of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise.


Forward commitments, when-issued purchases and delayed-delivery transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

Certain of the securities in which the Fund may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund currently does not intend on investing more than 5% of its assets in when-issued securities during the coming year. The Fund will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Futures Contracts and Options Transactions. The Fund may use futures as a substitute for a comparable market position in the underlying securities.

Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or if the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments on variation margin.

The Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. Futures and options on the GSEC Index are not currently available and may not be liquid if they become available. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index on or before the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

The Fund's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option on a futures contract that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% liquidation limit. Pursuant to regulations or published positions of the SEC, the Fund may be required to segregate liquid portfolio securities, including cash, in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Future Developments. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide any appropriate additional disclosure in its prospectus.

Investment company securities. The Fund may invest in securities issued by other open-end management investment companies which principally invest in securities of the type in which such Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Fund may also purchase shares of exchange-listed closed-end funds.

Illiquid securities. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion the investment advisor are of comparable quality to issuers of other permitted investments of the Fund may be used for letter of credit-backed investments.

Loans of portfolio securities. The Fund may lend securities from its portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether to lend a security to a particular broker, dealer or financial institution, the Fund's investment advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized and marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

Obligations of Foreign Governments, Banks and Corporations. The Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by its investment adviser to be of comparable quality to the other obligations in which the Fund may invest.

To the extent that such investments are consistent with its investment objective, the Fund may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Fund may also invest a portion of its total assets in high quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Repurchase Agreements. The Fund may enter into a repurchase agreement wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.

The Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered loans by the Fund. All repurchase transactions must be collateralized.

In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund limits investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Fund's advisor monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

Short-term instruments and temporary investments. The Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Fund may invest include:
(i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by Fund's investment advisor; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of the Fund's investment advisor are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.

U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees. Other obligations of such agencies or instrumentalities of the U.S. Government are supported by the right of the issuer or guarantor to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality or only by the credit of the agency or instrumentality issuing the obligation.

In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Unrated, Downgraded and Below Investment Grade Investments. The Fund may purchase instruments that are not rated if, in the opinion of its investment advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund provided that the amount of such securities held by the Fund does not exceed 5% of the Fund's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

Because the Fund is not required to sell downgraded securities, the Fund could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities. Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Fund may incur additional expenses to seek recovery.

Warrants. To the extent that such investments are consistent with its investment objective, the Fund may invest up to 5% of its net assets in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.

Securities Related Businesses. The 1940 Act limits the ability of the Fund to invest in securities issued by companies deriving more than 15% of their gross revenues from securities related activities ("financial companies"). If the GSEC Index provides a higher concentration in one or more financial companies, the Fund may experience increased tracking error due to the limitations on investments in such companies.


Portfolio Turnover Rate. The portfolio turnover rate for the Fund generally is not expected to exceed 50%. This portfolio turnover rate will not be a limiting factor when the investment advisor deems portfolio changes appropriate.



FUND POLICIES

Fundamental Investment Restrictions

The following are the Fund's fundamental investment restrictions which, along with the Fund's investment objective, cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the 1940 Act.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Unless indicated otherwise below, the Fund:


1. may not issue senior securities, except as permitted under the 1940 Act;

2. may (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law;

3. may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the disposition of portfolio securities;

4. may not invest 25% or more of its total assets (taken at market value at the time of such investment) in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in: (i) obligations of the U.S. government, its agencies or instrumentalities (or repurchase agreements thereto) or (ii) any particular industry or group of closely related industries (such as the e-commerce sector) to the extent which companies whose stocks comprise the GSEC Index belong to a particular industry or group of closely related industries to the approximately same degree during the same period;

5. may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

6. may not purchase or sell physical commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws; and

7. may not lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) invest in certain short-term or temporary debt obligations, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the directors of the Fund.


Non-Fundamental Operating Restrictions

The following are the Fund's non-fundamental operating restrictions, which may be changed by the Fund's Board of Trustees without shareholder approval.

Unless indicated otherwise below, the Fund:

1. may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

2. may not purchase securities of other investment companies, except to the extent permitted under the 1940 Act;

3. may not invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act; and

4. may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.


TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities and the conformity with Delaware Law and the stated policies of the Fund. The Board elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. Trustees and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each "interested or affiliated person," as defined in the 1940 Act, is indicated by an asterisk (*):

-----------------------------------------------------------------------------------
Name, Address, and Age   Position(s) Held with     Principal  Occupation(s) During
                         the Fund                  the Past 5 Years
-----------------------------------------------------------------------------------

*Kathy Levinson (44)     Trustee                   Ms.  Levinson is executive vice
4500   Bohannon   Drive,                           president  of  E*TRADE   Group,
Menlo Park, CA 94025                               Inc.  and  president  and chief
                                                   operating  officer of E*TRADE
                                                   Securities.  She  joined  the
                                                   company in January 1996 after
                                                   serving  as a  consultant  to
                                                   E*TRADE during 1995. Prior to
                                                   that Ms.  Levinson was senior
                                                   vice   president  of  custody
                                                   services  at  Charles  Schwab
                                                   (Financial Services).  She is
                                                   also  a  former  senior  vice
                                                   president of credit  services
                                                   for Schwab.


*Leonard C. Purkis (51)  Trustee                   Mr.  Purkis is chief  financial
4500 Bohannon Drive,                               officer  and   executive   vice
Menlo Park, CA 94025                               president    of   finance   and
                                                   administration   of   E*TRADE
                                                   Group,   Inc.  He  previously
                                                   served  as  chief   financial
                                                   officer       for      Iomega
                                                   Corporation         (Hardware
                                                   Manufacturer)  from  1995  to
                                                   1998.    Prior   to   joining
                                                   Iomega, he served in numerous
                                                   senior  level   domestic  and
                                                   international         finance
                                                   positions     for     General
                                                   Electric    Co.    and    its
                                                   subsidiaries, culminating his
                                                   career  there as senior  vice
                                                   president,  finance,  for  GE
                                                   Capital    Fleet     Services
                                                   (Financial Services).

Shelly J. Meyers (40)    Trustee                   Ms.   Meyers  is  the  Manager,
                                                   Chief Executive Officer,  Chief
                                                   Financial  Officer  and founder
                                                   of Meyers  Capital  Management,
                                                   a     registered     investment
                                                   adviser   formed   in   January
                                                   1996.   She  has  also  managed
                                                   the  Meyers  Pride  Value  Fund
                                                   since  June   1996.   Prior  to
                                                   that,  she was  employed by The
                                                   Boston       Company      Asset
                                                   Management,  Inc. as  Assistant
                                                   Vice     President    of    its
                                                   Institutional  Asset Management
                                                   group.


Ashley T. Rabun (47)     Trustee                   Ms.  Rabun is the  Founder  and
                                                   Chief   Executive   Officer  of
                                                   InvestorReach   (which   is   a
                                                   consulting  firm   specializing
                                                   in marketing  and  distribution
                                                   strategies     for    financial
                                                   services  companies  formed  in
                                                   October  1996).  From  1992  to
                                                   1996,  she  was a  partner  and
                                                   President      of      Nicholas
                                                   Applegate   Mutual   Funds,   a
                                                   division of Nicholas  Applegate
                                                   Capital Management.

Steven Grenadier (34)    Trustee                   Mr.  Grenadier  is an Associate
                                                   Professor  of  Finance  at  the
                                                   Graduate  School of Business at
                                                   Stanford  University,  where he
                                                   has   been    employed   as   a
                                                   professor since 1992.

*Brian C. Murray (42)    President                 Mr.   Murray  is  President  of
4500 Bohannon Drive,                               E*TRADE Asset Management,  Inc.
Menlo Park, CA 94025                               He joined  E*TRADE  Securities,
                                                   Inc. in January 1998.  Prior to
                                                   that Mr.  Murray was  Principal
                                                   of      Alameda      Consulting
                                                   (Financial             Services
                                                   Consulting)  and  prior to that
                                                   he was  Director,  Mutual  Fund
                                                   Marketplace  of Charles  Schwab
                                                   Corporation          (Financial
                                                   Services).

*Joe N. Van Remortel     Vice President and        Mr.   Van   Remortel   is  Vice
(34)                     Secretary                 President    of     Operations,
4500 Bohannon Drive,                               E*TRADE Asset Management,  Inc.
Menlo Park, CA 94025                               He joined  E*TRADE  Securities,
                                                   Inc. in September  1996.  Prior
                                                   to that Mr.  Van  Remortel  was
                                                   Senior  Consultant of KPMG Peat
                                                   Marwick   and    Associate   of
                                                   Analysis    Group,    Inc.,   a
                                                   management consulting firm.

The Trust pays each non-affiliated Trustee a quarterly fee of $1,500 per Board meeting for the Fund. In addition, the Trust reimburses each of the non-affiliated Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other officers and Trustees of the Trust receive no compensation or expense reimbursement. The following table provides an estimate of each Trustee's compensation for the current fiscal year:

Estimated Compensation Table

-----------------------------------------------------------------------------
Name of Person, Position            Aggregate            Total Compensation
                                Compensation from       From Trust and Fund
                                    the Trust             Complex Paid to
                                                             Directors
                                                        Expected to be Paid
                                                          to Trustees (1)
-----------------------------------------------------------------------------

Kathy Levinson, Trustee               None                      None
Leonard C. Purkis, Trustee            None                      None
Shelly J. Meyers                     $6,000                    $6,000
Ashley T. Rabun                      $6,000                    $6,000
Steven Grenadier                     $6,000                    $6,000

      No Trustee will receive any benefits upon retirement.  Thus, no pension or retirement benefits have accrued as part of the Fund's expenses.
------------

(1) This amount represents the estimated aggregate amount of compensation paid to each non-affiliated Trustee for service on the Board of Trustees for the fiscal year ending December 31, 1999.

Control Persons and Principal Holders of Securities


A shareholder that owns 25% or more of the Fund's voting securities is in control of the Fund on matters submitted to a vote of shareholders. To satisfy regulatory and requirements and for compliance purposes, as of October 22, 1999, E*TRADE Asset Management, Inc. owned 100% of the Fund's outstanding shares. There are no other shareholders holding 25% or more. E*TRADE Asset Management, Inc. is a Delaware corporation and is wholly owned by E*TRADE Group, Inc. Its address is 4500 Bohannon Drive, Menlo Park, CA 94025.

As of September 30, 1999, Softbank America Inc. owned 26.1% of the total outstanding voting shares of E*TRADE Group, Inc. Softbank America, Inc. is a Delaware corporation and is located 300 Delaware Ave., Suite 900, Wilmington, Delaware 19801. It is a wholly owned subsidiary of Softbank Holding, Inc., also a Delaware corporation, which, in turn, is a wholly owned subsidiary of Softbank Corporation, a Japanese corporation.


INVESTMENT MANAGEMENT


Investment Advisor. Under an investment advisory agreement ("Investment Advisory Agreement") with the Fund, E*TRADE Asset Management, Inc. ("E*TRADE Asset Management" or "Investment Advisor"), a registered investment advisor, provides investment advisory services to the Fund. The Investment Advisor is a wholly owned subsidiary of E*TRADE Group, Inc. and is located at 4500 Bohannon Drive, Menlo Park, CA 94025. The Investment Advisor commenced operating in February 1999 and therefore has limited experience as an investment advisor. As of September 30, 1999, the Investment Advisor provided investment advisory services for over $59 million in assets.

Subject to general supervision of the Trust's Board and in accordance with the investment objective, policies and restrictions of the Fund, the Investment Advisor provides the Fund with ongoing investment management guidance, policy direction and monitoring of the Fund and any sub-advisers pursuant to an investment advisory agreement. The Investment Advisor has not previously had responsibility for managing a mutual fund. For its advisory services, the Fund pays the Investment Advisor an investment advisory fee at an annual rate equal to 0.25% of the Fund's average daily net assets. The Investment Advisor retains a portion of that fee not paid to BGFA, as described below.

The Investment Advisor and the Trust are seeking an exemptive order from the SEC that will permit the Investment Advisor, subject to approval by the Board, to retain sub-advisers that are unaffiliated with the Investment Advisor without approval by the Fund's shareholders. The Investment Advisor, subject to Board oversight, has the ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee Sub-advisors and recommend their hiring, termination, and replacement. If granted, such relief would require shareholder notification in the event of any change in sub-advisers. There is no assurance the exemptive order will be granted.

Sub-Advisor to the Fund. The Investment Advisor has entered into a sub-advisory agreement ("Sub-Advisory Agreement") with Barclays Global Fund Advisors ("BGFA"). BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which, in turn, is an indirect subsidiary of Barclays Bank PLC ("Barclays")) and is located at 45 Fremont Street, San Francisco, California 94105. BFGA has provided asset management, administration and advisory services for over 25 years. As of December 31, 1998, BGFA and its affiliates provided investment advisory services for over $615 billion of assets.

Under the Sub-Advisory Agreement, BGFA is responsible for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, BGFA receives a fee from the Investment Advisor at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million; 0.15% of daily net assets on amounts between $200 and $500 million; and 0.12% of daily net assets on amounts above $500 million. Additionally, Barclays is entitled to receive a minimum annual fee of $40,000. The Sub-Advisory Agreement is subject to the same Board of Trustee approval, oversight and renewal as the Investment Advisory Agreement.


BGFA has agreed to provide to the Fund, among other things, analysis and statistical and economic data and information concerning the compilation of the GSEC Index, including portfolio composition.

Both the Investment Advisory Agreement and the Sub-Advisory Agreement will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Fund's Board of Trustees and (ii) by a majority of the Trustees of the Fund who are not parties to the Investment Advisory Agreement or the Sub-Advisory Agreement or affiliates of any such party. Both the Investment Advisory Agreement and the Sub-Advisory Agreement may be terminated on 60 days' written notice any such party and will terminate automatically if assigned.

Asset allocation, index and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Fund and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


SERVICE PROVIDERS

Principal Underwriter. E*TRADE Securities, Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, is the Fund's principal underwriter. The underwriter is a wholly owned subsidiary of E*TRADE Group, Inc.


Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator,
E*TRADE Asset Management provides administrative services directly or through sub-contracting, and general supervision of the operation of the Fund, including: (i) coordination of the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; and (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as management and financial reports to shareholders, and reports and filings with the SEC and state securities commissions. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.70% of the average daily net assets of the Fund. This fee is waived to the extent that fees and expenses of the independent trustees and their counsel equal or exceed 0.005% of the Fund's average daily net assets. E*TRADE Asset Management is responsible under that agreement for expenses otherwise payable by the Fund, including registration and qualification filing, transfer agency, dividend disbursing, custody, auditing and legal (other than litigation) fees and expenses, to the extent that those fees and expenses (together with fees and expenses of the independent trustees and their counsel, if any) would otherwise equal or exceed 0.005% of the Fund's average daily net assets.

Custodian, Fund Accounting Services Agent and Sub-administrator. PFPC Trust Company ("PFPC Trust"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as custodian of the assets of the Fund. As a result, PFPC Trust has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund. The custodian has no responsibility for any of the investment policies or decisions of the Fund. PFPC, Inc. ("PFPC") an affiliate of PFPC Trust, also acts as the Fund's Accounting Services Agent. PFPC Trust also serves as the Fund's sub-administrator, under an agreement among PFPC Trust, the Trust and E*TRADE Asset Management, providing management reporting and treasury administration and financial reporting to Fund Management and the Fund's Board of Trustees and preparing income tax provisions and tax returns. PFPC Trust and PFPC are compensated for their services by E*TRADE Asset Management.

Transfer Agent and Dividend Disbursing Agent. PFPC, 400 Bellevue Parkway, Wilmington, DE 19809, also acts as transfer agent and dividend disbursing agent for the Fund.

Fund Shareholder Servicing Agent. Under a Shareholder Servicing Agreement with E*TRADE Securities, Inc. and E*TRADE Asset Management, E*TRADE Securities, Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Securities, Inc. provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of the Fund's shares may be effected, and certain other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; (iv)
transmitting shareholders' purchase, exchange and redemption orders to the Fund's transfer agent; (v) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase, exchange or redeem shares of the Fund; (vi) verifying purchase, exchange and redemption orders, transfers among and changes in shareholder-designated accounts; (vii) informing the distributor of the Fund of the gross amount of purchase, exchange and redemption orders for the Fund's shares; (viii) providing certain printing and mailing services, such as printing and mailing of shareholder account statements, checks, and tax forms; and (ix) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.


Independent Accountants. Deloitte & Touche LLP, Suite 1500, 1000 Wilshire Blvd., Los Angeles, CA 90017-2472, acts as independent accountants for the Fund.

Legal Counsel. Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, DC 20006-2401, acts as legal counsel for the Fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE SELECTION


The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Pursuant to the Sub-Advisory Agreement and subject to policies established by the Fund's Board of Trustees, BGFA, as sub-advisor, is responsible for the Fund's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.


Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that BGFA manages, and for which they have brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Fund and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Fund, BGFA and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

Except in the case of equity securities purchased by the Fund, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.


Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of BGFA or Barclays. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of the Fund, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board.


Certain of the brokers or dealers with whom the Fund may transact business offer commission rebates to the Fund. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.


ORGANIZATION, DIVIDEND AND VOTING RIGHTS

The Fund is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end investment company, organized as a Delaware business trust on November 4, 1998. The Trust may issue additional series and classes.

All shareholders may vote on each matter presented to shareholders. Fractional shares have the same rights proportionately as do full shares. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Shares of the Trust have no preemptive, conversion, or subscription rights. If the Trust issues additional series, each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

All shares of the Trust have equal voting rights. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios.

Generally, the Trust will not hold an annual meeting of shareholders unless required by the 1940 Act. The Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

The Declaration of Trust further provides that obligations of the Trust are not binding upon its trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a trustee against any liability to which a trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

Under Delaware law, the shareholders of the Fund are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states or jurisdictions. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states or jurisdictions, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Portfolio. Notice of such disclaimer will generally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust also provides for indemnification by the relevant series for all losses suffered by a shareholder as a result of an obligation of the series. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.


SHAREHOLDER INFORMATION

Shares are sold through E*TRADE Securities, Inc.

Pricing of Fund Shares. The net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except on national holidays observed by the NYSE.

Telephone and Internet Redemption Privileges. The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.

Retirement Plans. You can find information about the retirement plans offered by E*TRADE Securities by accessing our Website. You may fill out an IRA application online or request our IRA application kit by mail.


TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the
calendar  year  distribution   requirement.

Distributions. Distributions of investment company taxable income (including net short-term capital gains) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.


Foreign Taxes. The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a regulated investment company and if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund's shareholders. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to "pass through" foreign taxes to shareholders, the Fund will notify shareholders within 60 days after the close of the Fund's taxable year of the amount of such taxes and the sources of its income.

Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals.

The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.


Dispositions. Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for not more than one year. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation.

Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Constructive Sales. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.


Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

Passive Foreign Investment Companies. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.



UNDERWRITER

Distribution of Securities. Under a Distribution Agreement with the Fund ("Distribution Agreement"), E*TRADE Securities Inc., 4500 Bohannon Drive, Menlo Park, CA 94025, acts as underwriter of the Fund's shares. The Fund pays no compensation to E*TRADE Securities, Inc. for its distribution services. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares.


The Fund is a no-load fund, therefore investors pay no sales charges when buying, exchanging or selling shares of the Fund. The Distribution Agreement further provides that the Distributor will bear any costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.



PERFORMANCE INFORMATION

The Fund may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Investment Advisor may agree to waive or reduce its management fee and/or to reimburse certain operating expenses of the Fund. Waivers of management fees and reimbursement of other expenses will have the effect of increasing the Fund's performance.

Average Annual Total Return. The Fund's average annual total return quotation will be computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated as follows:

P(1+T)(To the power of n) = ERV

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

N = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period at the end of the period.

The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period and all recurring fees charges to all shareholder accounts are included.

Total Return. Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period will be calculated by first taking an investment (assumed below to be $1,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Cumulative Total Return. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Distribution Rate. The distribution rate for the Fund will be computed, according to a non-standardized formula by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

Yield. The yield will be calculated based on a 30-day (or one-month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

YIELD = 2[(a-b+1)(To the power of 6)-1],
            cd

where:

a = dividends and interest  earned during the period;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of shares outstanding during the period that were entitled to receive dividends;

d = the maximum offering price per share on the last day of the period.

The net investment income of a Fund includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in a Fund's net investment income.

Performance Comparisons:

Certificates of Deposit. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

Money Market Funds. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

Lipper Analytical Services, Inc. ("Lipper") and Other Independent Ranking Organizations. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund may be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.


Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase and the investments measured by the indices.

The historical GSEC Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Fund, during the periods shown.


Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Portfolio Characteristics. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

Measures of Volatility and Relative Performance. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.


Standard deviation is calculated using the following formula:

      Standard deviation = the square root of  S(xi - xm)2
                                          n-1

Where:    S = "the sum of",

          xi = each individual return during the time period,

          xm = the average return over the time period, and

          n = the number of individual returns during the time period.

statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost. Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.


GOLDMAN SACHS & CO


The Fund is not sponsored, endorsed sold or promoted by Goldman Sachs & Co. Goldman Sachs & Co. makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the GSEC Index to track the e-commerce stock market performance. Goldman Sachs & Co.'s only relationship to E*TRADE Asset Management or the Fund is the licensing of certain trademarks and trade names of Goldman Sachs & Co. and of the GSEC Index which is determined, composed and calculated by Goldman Sachs & Co. without regard to E*TRADE Asset Management or the Fund. Goldman Sachs & Co. has no obligation to take the needs of E*TRADE Asset Management, the Fund or the shareholders into consideration in determining, composing or calculating the GSEC Index. Goldman Sachs & Co. is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of shares of the Fund or in the determination or calculation of the redemption price per share. Goldman Sachs & Co. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Goldman Sachs & Co. does not guarantee the accuracy and/or the completeness of the GSEC Index or any data included therein and Goldman Sachs & Co. hereby expressly disclaims any and all liability for any errors, omissions, or interruptions therein. Goldman Sachs & Co. makes no warranty, express or implied, as to results to be obtained by the Fund, the shareholders, or any other person or entity from the use of the GSEC Index or any data included therein. Goldman Sachs & Co. makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the GSEC Index or any data included therein. Without limiting any of the foregoing, in no event shall Goldman Sachs & Co. have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

"A-1" and "Prime-1" Commercial Paper Ratings

The rating "A-1" (including "A-1+") is the highest commercial paper rating assigned by S&P. Commercial paper rated "A-1" by S&P has the following characteristics:

      o    liquidity ratios are adequate to meet cash requirements;

      o    long-term senior debt is rated "A" or better;

      o the issuer has access to at least two additional channels of borrowing;

      o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

      o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

      o    the reliability and quality of management are unquestioned.


Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated "A-1", "A-2" or "A-3". Issues rated "A-1" that are determined by S&P to have overwhelming safety characteristics are designated "A-1+".

The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

      o    evaluation of the management of the issuer;

      o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

      o evaluation of the issuer's products in relation to competition and customer acceptance;

      o    liquidity;

      o    amount and quality of long-term debt;

      o    trend of earnings over a period of ten years;

      o financial strength of parent company and the relationships which exist with the issuer; and

      o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

      o Bonds rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      o Bonds rated "AA" have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      o Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      o Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

      o Debt rated "BB", "B", "CCC", "CC" or "C" is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

      o The rating "C1" is reserved for income bonds on which no interest is being paid.

      o Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

      o Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      o Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      o Bonds which are rated "A" possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

      o Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      o Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      o Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      o Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      o    Bonds  which  are  rated  "Ca"   represent   obligations   which  are
           speculative to a high degree. Such issues are often in default or have other marked shortcomings.

      o Bonds which are rated "C" are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from "Aa" through "B" to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

4500 Bohannon Drive
Menlo Park, CA 94025
Telephone: (650) 331-6000
Toll-Free: (800) 786-2575
Internet:   http://www.etrade.com

                                    PART C:
                                OTHER INFORMATION

Item 23.       Exhibits

(a)(i)         Certificate of Trust.1

(a)(ii)        Trust Instrument.1

(b)            By-laws.2

(c) Certificates for Shares will not be issued. Articles II, VII, IX and X of the Trust Instrument, previously filed as exhibit
               (a)(ii), define the rights of holders of the Shares.1

(d)(i) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(d)(ii) Form of Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, and E*TRADE International Index Fund.4

(d)(iii) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Technology Index Fund.4

(d)(iv)        Form of  Investment  Subadvisory  Agreement  among  E*TRADE Asset
               Management,   Inc.,   Barclays   Global  Fund  Advisors  and  the
               Registrant with respect to the E*TRADE Technology Index Fund.4

(d)(v) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE E-Commerce Index Fund.

(d)(vi)        Form of  Investment  Subadvisory  Agreement  among  E*TRADE Asset
               Management,   Inc.,   Barclays   Global  Fund  Advisors  and  the
               Registrant with respect to the E*TRADE E-Commerce Index Fund.

(d)(vii) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Global Titans Index Fund.6

(d)(viii) Form of Investment Subadvisory Agreement among E*TRADE Asset Management, Inc., Barclays Global Fund Advisors and the Registrant with respect to the E*TRADE Global Titans Index Fund.6

(d)(ix) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE Premier Money Fund.6

(e)(i)         Form of Underwriting  Agreement between E*TRADE Securities,  Inc.
               and the  Registrant  with  respect to the  E*TRADE  S&P 500 Index
               Fund.2

(e)(ii) Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*Trade International Index Fund, and E*TRADE E-Commerce Index Fund.4

(e)(iii) Form of Amendment No. 1 to the Amended and Restated Underwriting Agreement between E*TRADE Securities, Inc. and the Registrant with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Fund.6

(f)            Bonus or Profit Sharing Contracts: Not applicable.

(g)(i) Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.2

(g)(ii) Form of Amendment No. 1 to the Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, and E*TRADE International Index Fund.4

(g)(iii) Form of Custodian Services Agreement between Registrant and PFPC Trust Company with respect to the E*TRADE Technology Index Fund and E*TRADE E-Commerce Index Fund.4

(g)(iv) Form of Amendment No. 1 to the Custodian Services Agreement between Registrant and PFPC Trust Company with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Fund.6

(h)(1)(i) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund.2

(h)(1)(ii) Form of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, and E*TRADE Bond Index Fund.4

(h)(1)(iii) Form of Amendment No. 1 of Third Party Feeder Fund Agreement among the Registrant, E*TRADE Securities, Inc. and Master Investment Portfolio with respect to the E*TRADE International Index Fund.6

(h)(2)(i) Form of Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund.2

(h)(2)(ii) Form of Amendment No. 1 to the Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, International Index Fund, and E-Commerce Index Fund.4

(h)(2)(iii) Form of the Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Fund.6

(h)(3)(i) Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE S&P 500 Index Fund.5

(h)(3)(ii) Form of Amendment No. 1 to the Sub-Administration Agreement among E*TRADE Asset Management, Inc., the Registrant and Investors Bank & Trust Company with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE International Index Fund.4

(h)(4) Form of Sub-Administration and Accounting Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE Technology Index Fund.4

(h)(4)(i)      Exhibit  A to  the  Sub-Administration  and  Accounting  Services
               Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE E-Commerce Index Fund.

(h)(4)(ii) Form of Amendment No. 1 to the Sub-Administration and Accounting Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Fund.6

(h)(5)(i) Form of Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund.2

(h)(5)(ii) Form of Amendment No. 1 to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.4

(h)(5)(iii) Form of Amendment No. 2 to the Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Fund.6

(h)(6)(i) Retail Shareholder Services Agreement between E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE S&P 500 Index Fund.5

(h)(6)(ii) Form of Amendment No. 1 to the Retail Shareholder Services Agreement between E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.4

(h)(6)(iii) Form of Amendment No. 2 to the Retail Shareholder Services Agreement between E*TRADE Securities, Inc., the Registrant and E*TRADE Asset Management, Inc. with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Fund.6

(h)(7) State Securities Compliance Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund, and E*TRADE E-Commerce Index Fund.4

(h)(7)(i)      Form  of  Amendment  No.  1 to the  State  Securities  Compliance
               Services Agreement between E*TRADE Funds and PFPC, Inc. with respect to E*TRADE Global Titans Index Fund and E*TRADE Premier Money Fund.6

(i)(1) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE S&P 500 Index Fund.2

(i)(2) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund and E*TRADE Technology Index Fund.4

(i)(3) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE E-Commerce Index Fund.

(i)(4) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE International Index Fund.6

(i)(5) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE Global Titans Index Fund and E*TRADE Premier Money Fund.6

(j)            Consent of Deloitte &Touche LLP: Not applicable.

(k)            Omitted Financial Statements: Not applicable.

(l) Form of Subscription Letter Agreements between E*TRADE Asset Management, Inc. and the Registrant.2

(m)            Rule 12b-1 Plan: Not applicable.

(n)            Financial Data Schedules: Not applicable.

(o)            Rule 18f-3 Plan: Not applicable.

*     Power of Attorney.3

**    Power of Attorney for Master Investment Portfolio.2

*** Power of Attorney and Secretary's Certificate of Registrant for signature on behalf of Registrant.5



1 Incorporated by reference from the Registrant's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on November 5, 1998.

2 Incorporated by reference from the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the SEC on January 28, 1999.

3 Incorporated by reference from the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on May 17, 1999.

4 Incorporated by reference from the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed with the SEC on August 11, 1999.

5 Incorporated by reference from the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed with the SEC on October 8, 1999.

6 To be filed by amendment.


Item 24.  Persons Controlled by or Under Common Control With Registrant

      As of September 30, 1999, Softbank America Inc. owned 26.1% of the total outstanding voting shares of E*TRADE Group, Inc. Softbank America, Inc. is a Delaware corporation and is located 300 Delaware Ave., Suite 900, Wilmington, Delaware 19801. It is a wholly owned subsidiary of Softbank Holding, Inc., also a Delaware corporation, which, in turn, is a wholly owned subsidiary of Softbank Corporation, a Japanese corporation.


Item 25.  Indemnification

      Reference is made to Article X of the Registrant's Trust Instrument.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Adviser

      E*TRADE Asset Management, Inc. (the "Investment Advisor") is a Delaware corporation that offers investment advisory services. The Investment Advisor's offices are located at 4500 Bohannon Drive, Menlo Park, CA 94025. The directors and officers of the Investment Advisor and their business and other connections are as follows:

Directors and Officers    Title/Status with            Other Business
of Investment Adviser     Investment Adviser           Connections

Kathy Levinson            Director                     Director, President and
                                                       Chief Operating
                                                       Officer, E*TRADE
                                                       Securities, Inc. and
                                                       Executive Vice
                                                       President, Operations
                                                       and Customer Operations
                                                       Officer, E*TRADE Group,
                                                       Inc. 1997-98

Connie M. Dotson          Director                     Corporate Secretary and
                                                       Senior Vice President,
                                                       E*TRADE Securities, Inc.

Brian C. Murray           President and Director       Vice President and
                                                       General Manager of
                                                       Mutual Funds, E*TRADE
                                                       Securities, Inc.;
                                                       Principal of Alameda
                                                       Consulting, 1997

Jerry D. Gramaglia        Director                     Senior Vice President,
                                                       E*TRADE Group, Inc.,
                                                       1998; Vice President,
                                                       Sprint Corp., 1997-98

Joseph N. Van Remortel    Vice President               Sr. Manager, E*TRADE
                          and Secretary                Securities, Inc.,
                                                       1997-98

      Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), is the sub-advisor for the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund and E*TRADE Global Titans Index Fund. BGFA is a registered investment adviser to certain open-end, management investment companies and various other institutional investors. The directors and officers of the sub-advisor and their business and other connections are as follows:

Name and Position at BGFA    Other Business Connections

Patricia Dunn                Director of BGFA and Co-Chairman and Director of
Director                     BGI, 45 Fremont Street, San Francisco, CA  94105

Lawrence G. Tint,            Chairman of the Board of Directors of BGFA and
Chairman and Director        Chief Executive Officer of BGI, 45 Fremont
                             Street, San Francisco, CA  94105

Geoffrey Fletcher            Chief  Financial  Officer of BGFA and BGI
                             since May 1997, 45 Fremont  Street,  San Francisco,
                             CA 94150 Managing Director and Principal Accounting
                             Officer at Bankers  Trust Company from 1988 - 1997,
                             505 Market Street, San Francisco, CA 94111


Item 27.  Principal Underwriters

(a)   E*TRADE  Securities,  Inc. (the  "Distributor")  serves as  Distributor of
      Shares of the Trust. The Distributor is a wholly owned subsidiary of E*TRADE Group, Inc.

(b)   The officers and directors of E*TRADE Securities, Inc. are:

Name and Principal         Positions and Offices          Positions and Offices
Business Address*          with Underwriter               with Registrant

Kathy Levinson             Director, President and Chief  Trustee
                           Operating Officer

Stephen C. Richards        Director and Senior Vice       None
                           President

Steve Hetlinger            Director and Vice President    None

Connie M. Dotson           Corporate Secretary and        None
                           Senior Vice President

* The business address of all officers of the Distributor is 4500 Bohannon Drive, Menlo Park, CA 94025.


Item 28.  Location of Accounts and Records

      The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained in the physical possession of:

      (1) the Registrant's investment advisor, E*TRADE Asset Management, Inc., at 4500 Bohannon Drive, Menlo Park, CA 94025;

      (2) the Registrant's custodian, accounting services agent and sub-administrator with respect to the E*TRADE S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, and E*TRADE International Index Fund, Investors Bank & Trust Company, at 200 Clarendon Street, Boston, MA 02111;

      (3) the Registrant's transfer agent and dividend disbursing agent, PFPC Inc. at 400 Bellevue Parkway, Wilmington, DE 19809;

      (4) the Registrant's custodian, accounting services agent and sub-administrator with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund, E*TRADE Global Titans Index, and E*TRADE Premier Money Fund, PFPC Inc. at 400 Bellevue Parkway, Wilmington, DE 19809; and

      (5) the Master Portfolio's investment advisor and sub-advisor with respect to the E*TRADE Technology Index Fund, E*TRADE E-Commerce Index Fund and E*TRADE Global Titans Index Fund, Barclays Global Fund Advisors, at 45 Fremont Street, San Francisco, CA 94105.


Item 29.  Management Services

      Not applicable


Item 30.  Undertakings

      Not applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Menlo Park in the State of California on the 18th day of October, 1999.

                                          E*TRADE FUNDS (Registrant)
                                          By: /s/
                                              -------------------------------
                                                Name:  Brian C. Murray
                                                Title: President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                           Title                     Date

/s/
------------------------------
Kathy Levinson                      Trustee                   October 18, 1999

/s/
------------------------------
Leonard C. Purkis                   Trustee and Treasurer     October 18, 1999
                                    (Principal Financial and
                                    Accounting Officer)
/s/
------------------------------
Brian C. Murray                     President (Principal      October 18, 1999
                                    Executive Officer)

/s/
------------------------------
Shelly J. Meyers                    Trustee                   October 18, 1999

/s/
------------------------------
Ashley T. Rabun                     Trustee                   October 18, 1999


/s/
------------------------------
Steven Grenadier                    Trustee                   October 18, 1999


*By ------------------------------
    David A. Vaughan
    Attorney-In-Fact

                                  EXHIBIT LIST


Exhibit
No.                      DESCRIPTION

(d)(v) Form of Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE E-Commerce Index Fund.

(d)(vi)        Form of  Investment  Subadvisory  Agreement  among  E*TRADE Asset
               Management,   Inc.,   Barclays   Global  Fund  Advisors  and  the
               Registrant with respect to the E*TRADE E-Commerce Index Fund.

(h)(4)(i)      Exhibit  A to  the  Sub-Administration  and  Accounting  Services
               Agreement between E*TRADE Funds and PFPC, Inc. with respect to the E*TRADE E-Commerce Index Fund.

(i)(3) Opinion and Consent of Dechert Price & Rhoads with respect to the E*TRADE E-Commerce Index Fund.